Investments accounted for using the equity method - Carrying value associates (Details) - TOGG ₺ in Thousands, € in Millions	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 TRY (₺)
Associates
Investments in associates | ₺	₺ 665,382		₺ 91,967
Commitments in relation to associates		€ 115.0
Commitments in relation to associates, amount paid		€ 64.8